Net Income (Loss) per Common Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended							6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Numerator for basic income (loss) per share	$ (581)	$ 2,723					$ 1,514		$ 237	$ (2,153)	$ (6,127)			$ 1,322			$ 3,880
Denominator for basic income (loss) per share	32,622,377	25,238,412					12,009,285		14,556,050	31,366,292	23,094,457		23,817,184	15,624,999			2,087,068
Basic income (loss) per common share	$ (0.02)	$ 0.11					$ 0.13		$ 0.02	$ (0.07)	$ (0.27)		$ (0.31)	$ 0.08			$ 1.86
Numerator for diluted income (loss) per share	$ (581)	$ 2,723					$ 1,514		$ 237	$ (2,153)	$ (6,127)			$ 1,322			$ 3,880
Adjust: Change in fair value of dilutive warrants outstanding		(3,428)
Numerator for diluted income (loss) per share	$ (581)	$ (706)					$ (1,242)		$ (1,912)	$ (2,153)	$ (6,127)			$ (3,698)			$ 3,880
Plus: Incremental shares underlying warrants outstanding		8,252,777
Denominator for diluted income (loss) per share	32,622,377	33,491,189					17,633,360		19,706,210	31,366,292	23,094,457		23,817,184	20,760,410			2,087,068
Diluted income (loss) per common share	$ (0.02)	$ (0.02)	$ (0.21)	$ (0.19)	$ (0.14)	$ (0.10)		$ (0.40)		$ (0.07)	$ (0.27)	$ (0.15)			$ (0.59)	$ (0.81)	$ 1.86	$ (6.32)